Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Intangible Assets
Schedule of changes in other intangible assets

	Millions of euros
		Concessions,		Currently		Impairment of
	Development	patents, licenses	Computer	marketed	Other intangible	other intangible
	costs	brands & similar	software	products	assets	assets	Total
Cost
Balance at 31/12/2023	1,853	285	360	1,389	117	(1)	4,003
Additions	102	1	26	—	10	(10)	129
Transfers	—	2	5	—	(2)	(2)	3
Disposals	(2)	(1)	(2)	—	(3)	—	(8)
Translation differences	50	16	12	74	5	—	157
Total Cost at 31/12/2024	2,003	303	401	1,463	127	(13)	4,284

Acc. Amortization
Balance at 31/12/2023	(229)	(92)	(251)	(499)	(100)	—	(1,171)
Additions	(33)	(16)	(34)	(49)	(1)	—	(133)
Transfers	—	—	—	—	—	—	—
Disposals	2	1	—	—	—	—	3
Translation differences	(7)	(5)	(9)	(31)	(5)	—	(57)
Total Acc Amort at 31/12/2024	(267)	(112)	(294)	(579)	(106)	—	(1,358)

Carrying amount
Total at 31/12/2024	1,736	191	107	884	21	(13)	2,926

Cost
Balance at 31/12/2024	2,003	303	401	1,463	127	(13)	4,284
Additions	107	1	45	—	5	(35)	123
Transfers	—	1	4	—	(1)	—	4
Disposals	—	(2)	(15)	—	—	—	(17)
Translation differences	(103)	(31)	(26)	(143)	(11)	1	(313)
Total Cost at 31/12/2025	2,007	272	409	1,320	120	(47)	4,081

Acc. Amortization
Balance at 31/12/2024	(267)	(112)	(294)	(579)	(106)	—	(1,358)
Additions	(35)	(13)	(31)	(49)	—	—	(128)
Transfers	—	—	—	—	—	—	—
Disposals	—	2	12	—	—	—	14
Translation differences	16	10	19	64	10	—	119
Total Acc Amort at 31/12/2025	(286)	(113)	(294)	(564)	(96)	—	(1,353)

Carrying amount
Total at 31/12/2025	1,721	159	115	756	24	(47)	2,728